Property, plant and equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	$ 116,325
Impairment		$ (967)
Property, plant and equipment including right-of-use assets at end of period	30,424	116,325
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	167,933	127,999
Property, plant and equipment including right-of-use assets at beginning of period	166,997
Additions	25,342	41,214
Disposals	(376)	(111)
Reclass	(990)	(1,171)
Effect of movements in exchange rates	(6)	(2)
Property, plant and equipment including right-of-use assets at end of period		167,933
Property, plant and equipment including right-of-use assets at end of period	190,967	166,997
Cost | Building
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	936	0
Property, plant and equipment including right-of-use assets at beginning of period	0
Additions	852	936
Disposals	0	0
Reclass	(852)	0
Effect of movements in exchange rates	0	0
Property, plant and equipment including right-of-use assets at end of period		936
Property, plant and equipment including right-of-use assets at end of period	0	0
Cost | Computer equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	7,356	6,741
Additions	178	745
Disposals	0	0
Reclass	0	(130)
Effect of movements in exchange rates	0	0
Property, plant and equipment including right-of-use assets at end of period	7,534	7,356
Cost | Furniture and fixtures
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	2,764	2,406
Additions	10	328
Disposals	(376)	0
Reclass	3,101	0
Effect of movements in exchange rates	(3)	(30)
Property, plant and equipment including right-of-use assets at end of period	5,496	2,764
Cost | Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	10,780	9,650
Additions	1,227	1,103
Disposals	0	0
Reclass	2,335	0
Effect of movements in exchange rates	7	(27)
Property, plant and equipment including right-of-use assets at end of period	14,349	10,780
Cost | Production and test equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	146,097	109,202
Additions	23,075	38,102
Disposals	0	(111)
Reclass	(5,574)	(1,041)
Effect of movements in exchange rates	(10)	55
Property, plant and equipment including right-of-use assets at end of period	163,588	146,097
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(65,727)	(57,655)
Property, plant and equipment including right-of-use assets at beginning of period	64,791
Depreciation		8,299
Depreciation	7,264
Disposals		23
Disposals	(113)
Impairment	111,020	967
Reclass	(990)	(1,171)
Effect of movements in exchange rates	5	0
Property, plant and equipment including right-of-use assets at end of period		(65,727)
Property, plant and equipment including right-of-use assets at end of period	181,967	64,791
Accumulated depreciation | Building
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(936)	0
Property, plant and equipment including right-of-use assets at beginning of period	0
Depreciation		0
Depreciation	0
Disposals		0
Disposals	0
Impairment	852	936
Reclass	(852)	0
Effect of movements in exchange rates		0
Property, plant and equipment including right-of-use assets at end of period		(936)
Property, plant and equipment including right-of-use assets at end of period	0	0
Accumulated depreciation | Computer equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(5,951)	(5,534)
Depreciation		491
Depreciation	455
Disposals		0
Disposals	0
Impairment	585	0
Reclass	0	(73)
Effect of movements in exchange rates	2	1
Property, plant and equipment including right-of-use assets at end of period	(6,989)	(5,951)
Accumulated depreciation | Furniture and fixtures
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(1,328)	(1,083)
Depreciation		245
Depreciation	474
Disposals		0
Disposals	(200)
Impairment	458	0
Reclass	140	(12)
Effect of movements in exchange rates	4	(12)
Property, plant and equipment including right-of-use assets at end of period	(2,196)	(1,328)
Accumulated depreciation | Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(8,535)	(8,100)
Depreciation		431
Depreciation	1,171
Disposals		0
Disposals	87
Impairment	850	0
Reclass	109	4
Effect of movements in exchange rates	3	0
Property, plant and equipment including right-of-use assets at end of period	(10,749)	(8,535)
Accumulated depreciation | Production and test equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(48,977)	(42,938)
Depreciation		7,132
Depreciation	6,714
Disposals		23
Disposals	0
Impairment	13,199	31
Reclass	(387)	(1,090)
Effect of movements in exchange rates	(4)	11
Property, plant and equipment including right-of-use assets at end of period	(68,507)	(48,977)
Accumulated depreciation | Impairment reserve
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	0
Depreciation	(1,550)
Disposals	0
Impairment	95,076
Reclass	0
Effect of movements in exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	$ (93,526)	$ 0